CONCENTRATIONS - Concentrations of Credit Risk (Details)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Concentration Risk [Line Items]
Cash, cash equivalents and restricted cash balances		$ 6,923,495	$ 6,966,586	$ 7,627,438	$ 246,948
PRC
Concentration Risk [Line Items]
Insurance covered for balances at financial institutions and banks	¥ 500,000	75,000
Maximum limit for balances with banks covered under insurance | ¥	¥ 500,000
Cash, cash equivalents and restricted cash balances		6,680,162	6,966,586
Insurance not covered on cash balances		$ 6,593,426	$ 6,693,923